Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Preferred Shares, No Par Value	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance, beginning of year at Dec. 31, 2021			$ 494	$ 584	$ 1,773	$ 15,340	$ 41
Redemption of Serial Preferred Shares, Series B	[1]		0
Treasury shares purchased				(1)	(2)	(96)
Net restricted equity awards issued/vested				2	(2)
Amortization of equity-based compensation					123
Reinvested dividends on restricted stock units					1	(1)
Net income		$ 722				722
Cash dividends declared on common shares	[1]					(234)
Cash dividends declared on Serial Preferred shares, Series B	[1]					(27)
Other, net						17
Other comprehensive income (loss)							(2,843)
Balance, end of year at Dec. 31, 2022		15,891	494	585	1,893	15,721	(2,802)
Redemption of Serial Preferred Shares, Series B	[1]		0
Treasury shares purchased				(1)	(3)	(137)
Net restricted equity awards issued/vested				1	(1)
Amortization of equity-based compensation					121
Reinvested dividends on restricted stock units					3	(3)
Net income		3,903				3,903
Cash dividends declared on common shares	[1]					(673)
Cash dividends declared on Serial Preferred shares, Series B	[1]					(30)
Other, net						20
Other comprehensive income (loss)							1,186
Balance, end of year at Dec. 31, 2023		20,277	494	585	2,013	18,801	(1,616)
Redemption of Serial Preferred Shares, Series B	[1]		(494)
Treasury shares purchased				(1)	(2)	(131)
Net restricted equity awards issued/vested				2	(2)
Amortization of equity-based compensation					122
Reinvested dividends on restricted stock units					14	(14)
Net income		8,480				8,480
Cash dividends declared on common shares	[1]					(2,869)
Cash dividends declared on Serial Preferred shares, Series B	[1]					(8)
Other, net						24
Other comprehensive income (loss)							193
Balance, end of year at Dec. 31, 2024		$ 25,591	$ 0	$ 586	$ 2,145	$ 24,283	$ (1,423)

[1]	See Note 14 – Dividends for further discussion.